Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2014
Registrant Name	dei_EntityRegistrantName	MP63 Fund Inc
Central Index Key	dei_EntityCentralIndexKey	0001071873
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Jul. 01, 2014
MP63 Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.25%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in common stock of companies that make up the Moneypaper 63 Stock Index (the “MP 63 Stock Index”), typically large-capitalization stocks, with an emphasis on quality and diversity. The MP 63 Stock Index is diversified across industries and is composed of companies that offer direct investment plans (“DRIPs”), regardless of the relative size of the companies. Generally, each company is allocated an equal amount of the total to be invested, in the manner consistent with dollar-cost averaging. The Fund invests in the stocks that make up the MP 63 Stock Index, without regard to market capitalization. The Fund can invest in any security of any size, so long as the stock is included in the MP 63 Stock Index.  Dividends are generally reinvested in the companies that paid them, to the extent possible.

Fund assets that are not invested in common stock of companies that make up the MP 63 Stock Index are normally invested in cash or cash equivalents, including shares of money market mutual funds. If the Fund invests in shares of another mutual fund, including a money market mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees.

To facilitate this investment strategy, the Fund offers an Automatic Investment Plan and encourages shareholders to hold shares in the Fund for the long term.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the following principal investment risks:

General Risks

You could lose money investing in the Fund. When you sell Fund shares, they may be worth less than what you paid for them because the value of Fund investments vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Fund.

Risks of Investing in Common Stocks

Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Large-Size Company Risks

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Size Company Risks

Investing in medium-sized companies may involve greater risk than investing in larger companies. Medium-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and the price of their securities may therefore be more volatile.

Focused Portfolio Risks

The Fund invests the majority of its assets in the securities that make up the MP 63 Stock Index. Accordingly, negative changes in those securities might result in a greater negative impact to the Fund than a fund that holds a larger array of securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.mp63fund.com and by calling toll-free 1-877-MP63FUN (676-3386).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-676-3386
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mp63fund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-By-Year Annual Returns (for calendar years ending on December 31)
Annual Return 2004	rr_AnnualReturn2004	11.03%
Annual Return 2005	rr_AnnualReturn2005	3.35%
Annual Return 2006	rr_AnnualReturn2006	12.07%
Annual Return 2007	rr_AnnualReturn2007	5.73%
Annual Return 2008	rr_AnnualReturn2008	(31.10%)
Annual Return 2009	rr_AnnualReturn2009	24.72%
Annual Return 2010	rr_AnnualReturn2010	12.67%
Annual Return 2011	rr_AnnualReturn2011	1.31%
Annual Return 2012	rr_AnnualReturn2012	13.82%
Annual Return 2013	rr_AnnualReturn2013	32.57%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods covered in the bar chart, the highest return for a quarter was 17.94% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.47% (quarter ended December 31, 2008). The Fund’s year-to-date return as of March 31, 2014 was. 2.64%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.47%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
MP63 Fund | -Comparison Index- S&P 500 Composite Index (reflects no deduction for fee, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.40%
MP63 Fund | MP63 Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed within 180 days of purchase){neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution & Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	246
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	428
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	954
1 Year	rr_AverageAnnualReturnYear01	32.57%
5 Years	rr_AverageAnnualReturnYear05	16.52%
10 Years	rr_AverageAnnualReturnYear10	7.24%
MP63 Fund | MP63 Fund | After-Tax Return on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.37%
5 Years	rr_AverageAnnualReturnYear05	15.67%
10 Years	rr_AverageAnnualReturnYear10	6.48%
MP63 Fund | MP63 Fund | Return After-Tax Return on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.69%
5 Years	rr_AverageAnnualReturnYear05	12.98%
10 Years	rr_AverageAnnualReturnYear10	5.57%